Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 122,329	$ 1,612		₨ 108,662	₨ 97,713
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment, net	(313)	(4)		(516)	(11)
Depreciation, amortization and impairment expense	30,911	407		27,656	20,862
Unrealized exchange (gain)/ loss, net and exchange (gain)/ loss on borrowings	(1,021)	(13)		(2,251)	6,376
Share-based compensation expense	4,110	54		2,310	1,262
Share of net profit of associates accounted for using the equity method	(57)	(1)		(130)	(29)
Income tax expense	28,946	382		30,345	24,799
Finance and other income, net of finance expense	(9,447)	(125)		(16,614)	(18,945)
(Gain)/loss from sale of business and investment accounted for using the equity method	(2,186)	(29)		81	(1,144)
Gain on derecognition of contingent consideration payable	(301)	(4)		0	0
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	(11,833)	(156)		12,848	(3,327)
Unbilled receivables and Contract assets	(31,396)	(414)		(1,062)	(3,561)
Inventories	(256)	(3)		803	2,085
Other assets	(6,530)	(86)		931	(80)
Trade payables, accrued expenses, other liabilities and provisions	9,695	128		5,698	(12,401)
Contract liabilities	3,832	51		3,704	(6,572)
Cash generated from operating activities before taxes	136,483	1,799		172,465	107,027
Income taxes paid, net	(25,686)	(339)		(24,915)	(6,384)
Net cash generated from operating activities	110,797	1,460		147,550	100,643
Cash flows from investing activities:
Payment for purchase of property, plant and equipment	(20,153)	(266)		(19,577)	(23,497)
Proceeds from disposal of property, plant and equipment	736	10		753	1,270
Payment for purchase of investments	(1,015,486)	(13,385)		(1,172,251)	(1,178,247)
Proceeds from sale of investments	953,735	12,571		1,189,059	1,212,826
Payment into restricted interim dividend account	(27,410)	(361)		0	0
Payment for business acquisitions including deposits and escrow, net of cash acquired	(129,846)	(1,711)		(9,873)	(10,003)
Proceeds from sale of business	0	0		0	7,459
Proceeds from sale of investment accounted for using the equity method	1,652	22		0	0
Interest received	12,275	162		19,624	23,837
Dividend received	2		[1]	4	367
Net cash generated from/(used in) investing activities	(224,495)	(2,958)		7,739	34,012
Cash flows from financing activities:
Proceeds from issuance of equity shares and shares pending allotment	6		[1]	6	14
Repayment of loans and borrowings	(191,810)	(2,528)		(97,206)	(132,380)
Proceeds from loans and borrowings	260,120	3,428		103,418	106,342
Payment of lease liabilities	(9,730)	(128)		(8,660)	(6,784)
Payment for buyback of equity shares, including transaction cost	0	0		(95,199)	(105,311)
Payment of tax on buyback of equity shares	0	0		(21,445)	0
Payment for deferred contingent consideration	(309)	(4)		0	0
Interest and finance expenses paid	(5,089)	(67)		(3,335)	(4,601)
Payment of dividend	(5,467)	(72)		(5,459)	(5,689)
Payment of tax on cash dividend	0	0		0	(1,174)
Payment of dividend to Non-controlling interests holders	(1,135)	(15)		(960)	(1,415)
Net cash generated from/(used in) financing activities	46,586	614		(128,840)	(150,998)
Net increase/ (decrease) in cash and cash equivalents during the year	(67,112)	(884)		26,449	(16,343)
Cash and cash equivalents at the beginning of the year	169,663	2,236		144,104	158,525
Effect of exchange rate changes on cash and cash equivalents	1,282	17		(890)	1,922
Cash and cash equivalents at the end of the year (Note 11)	₨ 103,833	$ 1,369		₨ 169,663	₨ 144,104

[1]	Value is less than 1